Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 1,062,413	$ 162,822	¥ 1,505,443
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	46,166	7,075	275,359
Variable Interest Entity Primary Beneficiary
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	1,070,901	164,123	1,641,901
Variable Interest Entity Primary Beneficiary | Nonrecourse
Current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	493,389	75,615	611,670
Non-current liabilities of consolidated VIEs, excluding intercompany amounts, without recourse to the Company	¥ 43,190	$ 6,619	¥ 52,087
Class A ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, authorized	680,000,000	680,000,000	680,000,000
Ordinary shares, issued	264,998,965	264,998,965	264,998,965
Ordinary shares, outstanding	264,998,965	264,998,965	264,998,965
Class B ordinary shares
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, authorized	320,000,000	320,000,000	320,000,000
Ordinary shares, issued	317,325,360	317,325,360	317,325,360
Ordinary shares, outstanding	317,325,360	317,325,360	317,325,360